Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Non-Current Assets
Various guarantees	$ 603	$ 289
Other long-term assets	4,263	5,378
Cash collaterals on swaps		6,796
Total	4,866	12,463
Cash collateral on swaps included in prepayments and other current assets	$ 990	$ 16,671